Related parties - Transactions with subsidiaries and joint ventures (Details) $ in Millions	Mar. 24, 2022 USD ($)	Nov. 19, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Consideration paid (received)	$ 21.5
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 3.3
Joint ventures
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		50.00%
Number of suezmaxes acquired		1
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Related Party Secured Term Loan		$ 36.7
Related Party Revolving Credit Agreement		$ 3.0